Summary of Significant Accounting Policies - Derivative Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended
	Jul. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Jul. 29, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,118,000		8,074,144
Number of shares called by each warrant (in shares)				1
Exercise price of warrant (in dollars per share)				$ 11.50
Warrants exercisable, period after merger completion			30 days
Warrants exercisable, period after initial public offering		12 months
Period which warrants or rights are exercisable	5 years
Tender or exchange offer, acceptance threshold percent of outstanding shares	50.00%
Derivative warrant liabilities	$ 22,000	$ 0		$ 19,943
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,574,164			2,574,000	5,166,667
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,500,000			5,500,000
Exercise price of warrant (in dollars per share)				$ 11.50